CONCENTRATIONS - Insurance carriers (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration of risk	0.00%	0.00%
Revenue | Customer concentration | A
Concentration Risk [Line Items]
Concentration of risk		20.00%
Revenue | Customer concentration | B
Concentration Risk [Line Items]
Concentration of risk		19.00%
Revenue | Customer concentration | C
Concentration Risk [Line Items]
Concentration of risk		16.00%
Revenue | Customer concentration | D
Concentration Risk [Line Items]
Concentration of risk	15.00%
Revenue | Customer concentration | E
Concentration Risk [Line Items]
Concentration of risk	12.00%
Revenue | Customer concentration | F
Concentration Risk [Line Items]
Concentration of risk	11.00%
Accounts Receivable | Customer concentration
Concentration Risk [Line Items]
Concentration of risk	80.90%		80.50%